Advantus Series Fund, Inc.

Prospectus Supplement dated  August 20, 2003 to the Prospectus dated May 1,
2003

The portfolio manager information for the Bond, Money Market, Mortgage Securities, Maturing Government Bond and Value Stock Portfolios which appears under the heading "Portfolio Managers" in the Prospectus is amended to read as follows:


Portfolio
Portfolio
Manager and
Title
Primary
Portfolio
Manager Since
Business Experience During
Past Five Years
Bond
Christopher R.
Sebald
Portfolio
Manager
August 14,
2003
Senior Vice President and
Lead Portfolio Manager,
Total Return Fixed Income,
Advantus Capital, since
August, 2003; Senior Vice
President and Portfolio
manager, AEGON USA
Investment Management, 2000
through July 2003; Director
of Portfolio Management,
GMAC-RFC, January 1998
through July 2000
Money Market
Tom Houghton
Portfolio
Manager
August 18,
2003
Vice President and
Portfolio Manager, Total
Return Fixed Income,
Advantus Capital, since
August 2003; Senior
Investment Officer,
Advantus Capital, April
2002 to August 2003; Senior
Securities Analyst, Public
Corporate Bonds, Advantus
Capital, July 2001 through
March 2002; Senior
Investment Officer, Public
Corporate Bonds, Advantus
Capital, July 1999 to June
2001; Head of Fixed Income
Trading, Advantus Capital,
January 1998 to June 1999.
Mortgage
Securities
Christopher R.
Sebald
Portfolio
Manager
August 14,
2003
Senior Vice President and
Lead Portfolio Manager,
Total Return Fixed Income,
Advantus Capital, since
August, 2003; Senior Vice
President and Portfolio
manager, AEGON USA
Investment Management, 2000
through July 2003; Director
of Portfolio Management,
GMAC-RFC, January 1998
through July 2000
Maturing
Government Bond
? 2006 and 2010
Christopher R.
Sebald
Portfolio
Manager
August 14,
2003
Senior Vice President and
Lead Portfolio Manager,
Total Return Fixed Income,
Advantus Capital, since
August, 2003; Senior Vice
President and Portfolio
manager, AEGON USA
Investment Management, 2000
through July 2003; Director
of Portfolio Management,
GMAC-RFC, January 1998
through July 2000
Value Stock
Matthew T.
Norris
Portfolio
Manager
July 21, 2003
Portfolio Manager with
Waddell & Reed Investment
Management Company since
July 2003; Portfolio
Manager from January 2000
to June 2003, and Analyst
from December 1997 to
January 2000, with Advantus
Capital.

Investors should retain this supplement for future reference.
F. 59558 8-2003